Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Borrowings

	June 30, 2023	December 31, 2022
Credit facilities	$933,627	$874,038
Financial liabilities	526,156	695,934
Finance lease liabilities	481,305	389,007
Total borrowings	$1,941,088	$1,958,979
Less: Current portion of long-term borrowings, net	(303,249)	(391,095)
Less: Deferred finance costs, net	(16,385)	(13,532)
Long-term borrowings, net	$1,621,454	$1,554,352

Borrowings - Maturities of Long Term Debt
Period	Amount
2024	$308,970
2025	550,942
2026	294,971
2027	227,426
2028	162,441
2029 and thereafter	396,338
Total	$1,941,088